Accounts receivable, net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Beginning balance	$ 59,444	$ 54,896
Additions	134,808	4,548	$ 54,896
Ending balance	$ 194,252	$ 59,444	$ 54,896